Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,080,000
Total Fee Amount	1,115.85
Total Offset Amount	0
Net Fee	$ 1,115.85
Offset Table N/A	N/A